Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The Group has two reporting units that carry goodwill. The changes in carrying amount of goodwill for the years ended December 31, 2018 and 2019 were as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Costs:
Beginning balance	1,152,913	1,243,817
Acquisition of subsidiaries and schools	90,904	812,105
Ending balance	1,243,817	2,055,922
Goodwill impairment loss	—	—
Goodwill, net	1,243,817	2,055,922